T. ROWE PRICE Dynamic Global Bond Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Government Bonds 0.2%
Republic of Argentina Treasury Bonds, 29.50%, 5/30/30  13,442,961,000 6,869
Total Argentina (Cost $10,188) 6,869
BRAZIL 6.0%
Corporate Bonds 0.2%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1) 13,766,000 4,989
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1)(2) 13,800,000 5,306
10,295
Government Bonds 5.8%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  566,806,000 97,946
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  837,950,000 137,963
235,909
Total Brazil (Cost $246,658) 246,204
CANADA 0.4%
Corporate Bonds 0.4%
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (3) 15,285,000 16,041
Total Canada (Cost $15,285) 16,041
CHILE 1.6%
Government Bonds 1.6%
Bonos de la Tesoreria de la Republica en pesos, 6.00%,
4/1/33 (1) 60,085,000,000 64,308
Total Chile (Cost $73,225) 64,308
CHINA 0.6%
Convertible Bonds 0.3%
Kaisa Group Holdings, Zero Coupon, 12/31/25 (USD) (1) 1,024,251 31
Kaisa Group Holdings, Zero Coupon, 12/31/26 (USD) (1) 1,365,565 38
Kaisa Group Holdings, Zero Coupon, 12/31/27 (USD) (1) 1,707,034 40

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kaisa Group Holdings, Zero Coupon, 12/31/28 (USD) (1) 2,731,130 65
Kaisa Group Holdings, Zero Coupon, 12/31/29 (USD) (1) 2,731,104 65
Kaisa Group Holdings, Zero Coupon, 12/31/30 (USD) (1) 3,413,912 81
Kaisa Group Holdings, Zero Coupon, 12/31/31 (USD) (1) 3,413,912 81
Kaisa Group Holdings, Zero Coupon, 12/31/32 (USD) (1) 6,440,536 153
Trip.com Group, 0.75%, 6/15/29 (USD)  8,401,000 10,748
11,302
Corporate Bonds 0.3%
CIFI Holdings Group, 4.375%, 4/12/27 (USD) (4)(5) 11,400,000 1,069
CIFI Holdings Group, 4.45%, 8/17/26 (USD) (4)(5) 10,055,000 930
Country Garden Holdings, 3.125%, 10/22/25 (USD) (4)(5) 10,570,000 1,136
Country Garden Holdings, 3.30%, 1/12/31 (USD) (4)(5) 8,854,000 950
Country Garden Holdings, 5.40%, 5/27/25 (USD) (4)(5) 2,135,000 235
Kaisa Group Holdings, 6.25%, 12/28/28, (5.25% Cash or
6.25% PIK) (USD) (1)(6) 2,048,347 47
Kaisa Group Holdings, 6.50%, 12/28/29, (5.50% Cash or
6.50% PIK) (USD) (1)(6) 3,413,912 72
Kaisa Group Holdings, 6.75%, 12/28/30, (5.75% Cash or
6.75% PIK) (USD) (1)(6) 4,096,695 67
Kaisa Group Holdings, 7.00%, 12/28/31, (6.00% Cash or
7.00% PIK) (USD) (1)(6) 6,145,043 84
Kaisa Group Holdings, 7.25%, 12/28/32, (6.25% Cash or
7.25% PIK) (USD) (1)(6) 5,757,754 88
Kaisa Group Holdings, 7.721%, 12/28/27, (6.721% Cash or
7.721% PIK) (USD) (1)(6) 1,365,565 38
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  11,115,000 8,821
Shimao Group Holdings, 5.00%, 7/21/31, (5.00% Cash or
6.00% PIK) (USD) (1)(6) 10,928,169 498
Times China Holdings, 6.20%, 3/22/26 (USD) (4)(5) 3,220,000 124
Times China Holdings, 6.75%, 7/8/25 (USD) (4)(5) 12,750,000 478
14,637
Total China (Cost $58,197) 25,939
COLOMBIA 1.4%
Government Bonds 1.2%
Republic of Colombia, Series B, 6.25%, 7/9/36  91,753,100,000 16,210
Republic of Colombia, Series B, 13.25%, 2/9/33  123,360,800,000 34,053
50,263

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $3,416 (USD) (5)(7) † 5,211
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $2,735 (USD) (5)(7) † 3,142
8,353
Total Colombia (Cost $48,617) 58,616
CÔTE D'IVOIRE 0.4%
Government Bonds 0.4%
Republic of Ivory Coast, 8.075%, 4/1/36 (USD) (1) 16,200,000 16,818
Total Côte d'Ivoire (Cost $15,807) 16,818
DOMINICAN REPUBLIC 0.1%
Government Bonds 0.1%
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 5,435,000 5,559
Total Dominican Republic (Cost $4,991) 5,559
EGYPT 0.5%
Government Bonds 0.5%
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (1) 7,370,000 7,837
Arab Republic of Egypt, 9.45%, 2/4/33 (USD) (1)(2) 4,140,000 4,424
Arab Republic of Egypt Treasury Bills, Series 364D, 25.266%,
8/25/26  375,650,000 6,406
Total Egypt (Cost $17,847) 18,667
FRANCE 1.0%
Corporate Bonds 1.0%
BNP Paribas, 3.375%, 1/23/26 (GBP)  5,649,000 7,570
Credit Agricole, VR, 6.251%, 1/10/35 (USD) (1)(3) 14,255,000 15,043
Societe Generale, VR, 5.634%, 1/19/30 (USD) (1)(2)(3) 10,160,000 10,454
Societe Generale, VR, 6.066%, 1/19/35 (USD) (1)(2)(3) 7,355,000 7,714
Total France (Cost $38,677) 40,781

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GERMANY 5.7%
Corporate Bonds 0.3%
BMW International Investment, 5.50%, 6/6/26 (GBP)  6,600,000 8,945
Volkswagen Bank, 4.25%, 1/7/26  4,300,000 5,070
14,015
Government Bonds 5.4%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  189,796,871 220,438
220,438
Total Germany (Cost $217,547) 234,453
HONG KONG 0.0%
Common Stocks 0.0%
Shimao Group Holdings (5) 12,903,771 622
Total Hong Kong (Cost $324) 622
HUNGARY 2.0%
Government Bonds 2.0%
Republic of Hungary, Series 35/A, 7.00%, 10/24/35  27,284,590,000 82,958
Total Hungary (Cost $83,505) 82,958
INDIA 1.4%
Government Bonds 1.4%
Republic of India, 7.18%, 8/14/33  4,800,000,000 55,882
Total India (Cost $57,726) 55,882
INDONESIA 0.5%
Government Bonds 0.5%
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  315,618,000,000 20,116
Total Indonesia (Cost $20,673) 20,116

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ITALY 0.1%
Government Bonds 0.1%
Republic of Italy, Series 5Y, 1.25%, 2/17/26 (USD)  3,187,000 3,152
Total Italy (Cost $3,136) 3,152
JAPAN 7.7%
Corporate Bonds 0.2%
Toyota Motor Finance Netherlands, 4.625%, 6/8/26 (GBP)  6,735,000 9,072
9,072
Government Bonds 7.5%
Government of Japan, Series 179, 1.00%, 6/20/30  45,500,000,000 304,423
304,423
Total Japan (Cost $316,042) 313,495
KYRGYZSTAN 0.2%
Government Bonds 0.2%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (1) 8,300,000 8,379
Total Kyrgyzstan (Cost $8,220) 8,379
MALAYSIA 1.9%
Government Bonds 1.9%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  222,047,000 56,926
Government of Malaysia, Series 0216, 4.736%, 3/15/46  12,360,000 3,284
Government of Malaysia, Series 0518, 4.921%, 7/6/48  67,600,000 18,590
Total Malaysia (Cost $66,824) 78,800
MEXICO 4.5%
Corporate Bonds 1.1%
Petroleos Mexicanos, 6.625%, 6/15/35 (USD)  22,665,000 21,627
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  23,976,000 21,814
43,441
Government Bonds 3.2%
United Mexican States, Series M, 7.50%, 5/26/33  2,085,000,000 107,606

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
United Mexican States, Series M, 7.75%, 5/29/31  470,271,000 25,044
132,650
Private Investment Company 0.2%
PayJoy Asset Fund, Class B, Acquisition Date: 6/23/25,
Cost $7,340 (USD) (5)(7) † 7,340
7,340
Total Mexico (Cost $176,139) 183,431
NEW ZEALAND 4.4%
Government Bonds 4.4%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  221,329,000 85,960
Government of New Zealand, Series 0554, 5.00%, 5/15/54  165,422,000 94,690
Total New Zealand (Cost $200,868) 180,650
PHILIPPINES 0.7%
Government Bonds 0.7%
Republic of Philippines, 6.25%, 1/14/36  1,679,000,000 28,603
Total Philippines (Cost $36,708) 28,603
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 2.25%, 7/12/31 (USD)  8,240,000 7,426
Total Qatar (Cost $8,277) 7,426
SERBIA 2.2%
Government Bonds 2.2%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  5,669,670,000 58,866
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  3,322,930,000 32,537
Total Serbia (Cost $89,785) 91,403
SUPRANATIONAL 0.9%
Corporate Bonds 0.9%
European Bank for Reconstruction & Development, 6.30%,
10/26/27 (INR)  2,512,900,000 28,125

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
International Bank for Reconstruction & Development, 6.85%,
4/24/28 (INR)  837,500,000 9,477
Total Supranational (Cost $39,791) 37,602
SWITZERLAND 0.1%
Corporate Bonds 0.1%
UBS, 1.125%, 12/15/25 (GBP)  4,339,000 5,795
Total Switzerland (Cost $5,304) 5,795
THAILAND 4.0%
Government Bonds 4.0%
Kingdom of Thailand, 3.60%, 6/17/67  562,465,000 24,405
Kingdom of Thailand, 4.00%, 6/17/72  335,600,000 15,779
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  4,053,862,480 123,409
Total Thailand (Cost $147,036) 163,593
TÜRKIYE 0.2%
Government Bonds 0.2%
Republic of Turkiye, Series 10Y, 7.625%, 5/15/34 (USD)  6,360,000 6,759
Total Türkiye (Cost $6,263) 6,759
UKRAINE 0.2%
Government Bonds 0.2%
Government of Ukraine, STEP, 0.00%, 2/1/36 (USD)  7,010,000 3,429
Government of Ukraine, STEP, 4.50%, 2/1/35 (USD)  3,080,000 1,705
Government of Ukraine, STEP, 4.50%, 2/1/36 (USD)  1,320,000 722
Total Ukraine (Cost $6,566) 5,856
UNITED KINGDOM 0.3%
Corporate Bonds 0.3%
Barclays, 3.00%, 5/8/26  600,000 800
Lloyds Banking Group, VR, 5.679%, 1/5/35 (USD) (3) 7,735,000 8,117
NatWest Markets, 6.625%, 6/22/26  2,050,000 2,800
Total United Kingdom (Cost $10,990) 11,717

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 41.4%
Asset-Backed Securities 1.5%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (1) 6,500,000 6,613
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%,
6/15/29 (1) 8,464,175 8,355
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,588,672 4,555
Exeter Automobile Receivables Trust, Series 2021-1A, Class
E, 2.21%, 2/15/28 (1) 15,132,679 15,119
Goto Foods Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (1) 18,624,000 18,854
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 4,357,688 4,202
Jersey Mike's Funding, Series 2021-1A, Class A2I, 2.891%,
2/15/52 (1) 106,650 104
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (1) 105,196 105
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $4,114, 7.131%, 11/30/44 (7)(8) 4,113,731 4,114
62,021
Bank Loans 1.1% (9)
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
8.278%, 8/21/28  4,537,645 4,541
IRB Holding, FRN, 1M TSFR + 2.50%, 6.663%, 12/15/27  4,528,658 4,529
Main Street Sports Group, 15.00%, 1/2/28, (12.00% Cash or
15.00% PIK) (6) 1,118,768 951
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 9.429%,
4/11/29  23,949,728 22,773
RealPage, FRN, 3M TSFR + 3.00%, 7.263%, 4/24/28  2,606,400 2,599
Townsquare Media, FRN, 3M TSFR + 5.00%, 9.195%,
2/19/30  13,132,712 11,475
46,868
Common Stocks 0.0%
Diamond Sports Group, Acquisition Date: 1/2/25, Cost $64 (5)
(7) 46,896 481
481
Convertible Bonds 1.8%
Airbnb, Zero Coupon, 3/15/26  40,309,000 39,613

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Block, Zero Coupon, 5/1/26  23,457,000 22,858
Citigroup Global Markets Holdings, 1.00%, 4/9/29 (EUR) (1) 5,500,000 6,307
Rivian Automotive, 4.625%, 3/15/29  5,831,000 6,045
74,823
Corporate Bonds 6.3%
1261229 BC, 10.00%, 4/15/32 (1) 2,020,000 2,065
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 5,235,000 5,379
Ally Financial, VR, 6.848%, 1/3/30 (3) 10,418,000 11,028
Boost Newco Borrower, 7.50%, 1/15/31 (1) 2,690,000 2,855
Capital One Financial, VR, 6.377%, 6/8/34 (3) 10,620,000 11,455
CHS, 10.875%, 1/15/32 (1) 5,765,000 6,097
Cloud Software Group, 8.25%, 6/30/32 (1) 16,518,000 17,509
DISH DBS, 5.25%, 12/1/26 (1) 38,028,000 37,267
DISH DBS, 5.75%, 12/1/28 (1) 26,022,000 24,916
Fifth Third Bank, 3.85%, 3/15/26  3,244,000 3,236
Ford Motor Credit, 5.80%, 3/5/27  11,270,000 11,388
General Motors Financial, 6.05%, 10/10/25  8,049,000 8,052
Gray Media, 9.625%, 7/15/32 (1) 1,215,000 1,238
Hyundai Capital America, 5.50%, 3/30/26 (1) 7,285,000 7,324
Rivian Holdings, 10.00%, 1/15/31 (1)(2) 5,795,000 5,375
Santander Holdings USA, VR, 6.124%, 5/31/27 (3) 22,850,000 23,093
Sirius XM Radio, 5.00%, 8/1/27 (1) 6,772,000 6,738
Southern, VR, 1.875%, 9/15/81 (EUR) (3) 7,590,000 8,566
Sprint, 7.625%, 3/1/26  8,076,000 8,086
Stagwell Global, 5.625%, 8/15/29 (1) 17,057,000 16,503
Synopsys, 5.15%, 4/1/35  7,125,000 7,243
Synopsys, 5.70%, 4/1/55  14,670,000 14,835
Venture Global LNG, VR, 9.00% (1)(3)(10) 9,840,000 9,729
Vistra, VR, 7.00% (1)(3)(10) 7,285,000 7,385
257,362
Municipal Securities 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 4,235,747 2,801
Puerto Rico Commonwealth, Restructured, Series A, GO,
Zero Coupon, 7/1/33  1,322,744 945
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 1,016
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,898 901
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 753

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 965
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 968
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,370 1,174
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,194
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,201
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  10,910,000 8,318
20,236
Non-U.S. Government Mortgage-Backed Securities 0.9%
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $7,052, 7.105%,
9/25/29 (7)(8) 7,051,543 7,087
BRAVO Residential Funding Trust, Series 2022-NQM2, Class
A1, CMO, ARM, 4.272%, 11/25/61 (1) 2,667,427 2,658
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 4,517,000 90
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 7.106%, 5/25/42 (1) 3,056,419 3,128
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 5.656%,
2/25/42 (1) 2,737,061 2,737
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 258,924 257
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (1) 9,489,934 8,902
Verus Securitization Trust, Series 2022-1, Class A1, CMO,
STEP, 2.724%, 1/25/67 (1) 12,909,172 12,091
36,950
U.S. Government & Agency Mortgage-Backed
Securities 3.6%
Federal Home Loan Mortgage, CMO, IO
2.00%, 1/25/51 - 6/15/52  150,558,318 20,158
2.50%, 2/25/50  10,437,084 1,601
5.00%, 7/25/48 - 10/25/54  89,573,197 18,284
5.50%, 11/25/53  25,368,101 5,008
Federal National Mortgage Assn., CMO, IO
2.00%, 2/25/51 - 10/25/52  252,412,043 33,097
2.50%, 8/25/49 - 3/25/51  50,949,222 8,032
5.50%, 9/25/53 - 11/25/54  142,603,489 33,207

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government National Mortgage Assn., CMO, IO
2.00%, 10/20/50 - 3/20/51  63,396,456 7,913
2.50%, 8/20/49 - 11/20/51  129,124,218 18,137
145,437
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 25.7%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  68,120,199 67,742
U.S. Treasury Notes, 0.25%, 10/31/25  269,948,000 269,041
U.S. Treasury Notes, 0.375%, 11/30/25  200,120,000 198,893
U.S. Treasury Notes, 2.625%, 12/31/25  149,419,000 148,905
U.S. Treasury Notes, 4.00%, 12/15/25 (2)(12) 78,940,000 78,940
U.S. Treasury Notes, 4.25%, 10/15/25  58,770,000 58,759
U.S. Treasury Notes, 4.50%, 11/15/25  200,336,000 200,406
U.S. Treasury Notes, 4.875%, 4/30/26  25,860,000 26,013
1,048,699
Total United States (Cost $1,706,123) 1,692,877
SHORT-TERM INVESTMENTS 8.2%
Money Market Funds 4.8%
T. Rowe Price Government Reserve Fund, 4.16% (13)(14) 195,870,284 195,870
195,870
U.S. Treasury Obligations 3.4%
U.S. Treasury Bills, 4.163%, 11/18/25 (12) 138,607,000 137,870
137,870
Total Short-Term Investments (Cost $333,716) 333,740
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.16% (13)(14) 64,293,038 64,293
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 64,293
Total Securities Lending Collateral (Cost $64,293) 64,293

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.3%
Exchange-Traded Options Purchased 0.1%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put,
10/24/25 @ $111.50 (5) 18,100 2,036,250 3,677
Total Exchange-Traded Options Purchased (Cost $4,027) 3,677
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
GBP / AUD,
Put, 10/10/25
@ AUD2.05
(GBP) (5) 1 90,013 1,162
Bank of America
USD / EUR,
Put, 5/15/26 @
USD1.24 (5) 1 122,305 941
Citibank
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.25%
Annually, Pay
Variable 4.24%
(SOFR) Annually,
12/8/25 @
2.25%* (5) 1 397,120 30
Citibank
USD / CNH,
Call, 1/6/26 @
CNH 8.00 (5) 1 200,715 2
Citibank
USD / GBP,
Call, 10/2/25 @
USD1.28 (5) 1 415,000 —
Citibank
USD / SAR,
Call, 10/13/25 @
SAR3.77 (5) 1 110,500 20
Goldman Sachs
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.00%
Annually, Pay
Variable 4.24%
(SOFR) Annually,
12/8/25 @
2.00%* (5) 1 397,120 12

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default
Swap, Protection
Sold (Relevant
Credit: Markit
CDX.NA.HY-S44,
5 Year Index,
06/20/30),
Receive 5.00%
Quarterly, Pay
upon credit
default, 10/15/25
@ 1.08%* (5) 1 187,250 299
Goldman Sachs
USD / EUR,
Put, 4/14/26 @
USD1.24 (5) 1 120,484 758
Goldman Sachs
USD / EUR,
Put, 5/12/26 @
USD1.24 (5) 1 121,814 919
Morgan Stanley
30 Year Interest
Rate Swap,
11/7/55 Pay Fixed
4.40% Annually,
Receive Variable
4.24% (SOFR)
Annually, 11/5/25
@ 4.40%* (5) 1 404,610 303
Morgan Stanley
5 Year Interest
Rate Swap,
5/6/31 Receive
Fixed 3.00%
Annually, Pay
Variable 4.24%
(SOFR) Annually,
5/4/26 @
3.00%* (5) 1 394,655 2,102
UBS Investment Bank
SPDR S&P
Regional
Banking ETF,
Call, 12/31/25 @
$70.00 (5) 12,945 81,942 1,599

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
USD / EUR,
Put, 6/25/26 @
USD1.24 (5) 1 122,600 1,164
Total OTC Options Purchased (Cost $29,761) 9,311
Total Options Purchased (Cost $33,788) 12,988
Total Investments in Securities  100.9%
(Cost $4,169,136) $ 4,124,392
Other Assets Less Liabilities (0.9)% (37,460)
Net Assets 100.0% $ 4,086,932
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $396,736 and represents 9.7% of net assets.
(2) All or a portion of this security is on loan at September 30, 2025.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(5) Non-income producing
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $27,375 and represents 0.7% of net assets.
(8) Level 3 in fair value hierarchy.

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
(14) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M SEK
STIBOR Three month SEK STIBOR (Stockholm interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
IDR Indonesian Rupiah
INR Indian Rupee

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KES Kenya Shilling
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RSD Serbian Dinar
SAR Saudi Riyal
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TRY Turkish Lira
UAH Ukraine Hryvnia
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZMW Zambian Kwacha

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS (0.6)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.7)%
Credit Default Swaps, Protection Bought (0.7)%
United States (0.7)%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.
NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 262,118 (27,548) (25,635) (1,913)
Total United States (25,635) (1,913)
Total Bilateral Credit Default Swaps, Protection
Bought (25,635) (1,913)
Credit Default Swaps, Protection Sold 0.0%
Luxembourg 0.0%
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 28,950 410 626 (216)
Total Luxembourg 626 (216)
Mexico (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Petroleos
Mexicanos, B1*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/25 (USD) * 47,814 (4) (187) 183
Total Mexico (187) 183
United States 0.0%
Barclays Bank, Protection
Sold (Relevant Credit: RR Donnelley &
Sons, B1*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/26 * 9,390 219 141 78
Total United States 141 78
Total Bilateral Credit Default Swaps, Protection
Sold 580 45

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.0%
Brazil 0.0%
Goldman Sachs, 6 Year Interest Rate
Swap, Receive Fixed 14.905% at
Maturity, Pay Variable 14.90%, (BRL
CDI) at Maturity, 1/2/31 116,042 856 — 856
Total Brazil — 856
Total Bilateral Interest Rate Swaps — 856
Total Bilateral Swaps (25,055) (1,012)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.1)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 7,215 (508) (1,598) 1,090
Total Australia 1,090
United States (0.1)%
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S43, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/27 94,627 (5,272) (4,712) (560)
Total United States (560)
Total Centrally Cleared Credit Default Swaps,
Protection Bought 530
Credit Default Swaps, Protection Sold 0.1%
United States 0.1%
Protection Sold (Relevant Credit: PG&E,
Ba2*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/27 * 37,966 3,107 3,910 (803)
Total United States (803)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (803)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.1%
China (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 1.620% Quarterly, Pay Variable
1.920% (7 Day Interbank Repo)
Quarterly, 9/2/30 2,155,250 (462) — (462)
Total China (462)
Czech Republic 0.0%
5 Year Interest Rate Swap, Receive
Fixed 3.090% Annually, Pay Variable
3.610% (6M CZK PRIBOR) Semi-
Annually, 10/3/29 127,183 (98) — (98)
5 Year Interest Rate Swap, Receive
Fixed 4.060% Annually, Pay Variable
3.480% (6M CZK PRIBOR) Semi-
Annually, 7/20/28 1,165,100 486 — 486
5 Year Interest Rate Swap, Receive
Fixed 4.120% Annually, Pay Variable
3.480% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 582,550 293 — 293
5 Year Interest Rate Swap, Receive
Fixed 4.130% Annually, Pay Variable
3.480% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 582,550 301 — 301
5 Year Interest Rate Swap, Receive
Fixed 4.612% Annually, Pay Variable
3.540% (6M CZK PRIBOR) Semi-
Annually, 10/24/28 124,000 309 — 309
Total Czech Republic 1,291
India 0.0%
5 Year Interest Rate Swap, Receive
Fixed 6.051% Semi-Annually, Pay
Variable 5.740% (1 Day INR MIBOR)
Semi-Annually, 5/26/28 2,500,000 368 — 368
Total India 368
Mexico 0.1%
5 Year Interest Rate Swap, Receive
Fixed 7.818% 28 Days, Pay Variable
7.780% (MXIBTIIE) 28 Days, 5/23/30 1,879,443 2,206 — 2,206
Total Mexico 2,206

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Poland (0.0)%
5 Year Interest Rate Swap, Pay Fixed
4.040% Annually, Receive Variable
4.810% (6M PLN WIBOR) Semi-
Annually, 7/25/30 172,163 289 — 289
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
5.010% (6M PLN WIBOR) Semi-
Annually, 6/10/30 127,157 (39) — (39)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 32,193 (21) — (21)
5 Year Interest Rate Swap, Pay Fixed
4.290% Annually, Receive Variable
4.860% (6M PLN WIBOR) Semi-
Annually, 6/11/30 32,193 (34) — (34)
5 Year Interest Rate Swap, Pay Fixed
4.315% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 96,578 (138) — (138)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
4.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 96,579 (144) — (144)
Total Poland (87)
Sweden 0.0%
10 Year Interest Rate Swap, Pay Fixed
2.670% Annually, Receive Variable
2.089% (3M SEK STIBOR) Quarterly,
8/27/35 623,161 239 — 239
10 Year Interest Rate Swap, Pay Fixed
2.675% Annually, Receive Variable
2.095% (3M SEK STIBOR) Quarterly,
8/22/35 103,860 34 — 34
10 Year Interest Rate Swap, Pay Fixed
2.678% Annually, Receive Variable
2.095% (3M SEK STIBOR) Quarterly,
8/22/35 311,580 93 — 93

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
2.680% Annually, Receive Variable
2.089% (3M SEK STIBOR) Quarterly,
8/27/35 115,400 33 — 33
Total Sweden 399
Total Centrally Cleared Interest Rate Swaps 3,715
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.2)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.093% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 74,483 (1,356) — (1,356)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.113% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 73,849 (1,439) — (1,439)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.203% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 73,848 (1,865) 1 (1,866)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.205% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 52,830 (1,343) — (1,343)
Total Foreign/Europe (6,004)
United States 0.2%
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.175% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/26 527,509 (193) — (193)
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.220% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/9/26 107,413 35 — 35
1 Year Zero-Coupon Inflation Swap
Pay Fixed 3.290% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/9/26 96,554 (34) — (34)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/7/30 80,800 476 — 476

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.420% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 584 — 584
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,273 576 — 576
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.425% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 568 — 568
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.443% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 42,415 543 — 543
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.450% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 476 — 476
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.486% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 375 — 375
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 367 — 367
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.507% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 99,387 344 — 344
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.510% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 95,013 306 — 306
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.539% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 43,164 491 — 491

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.543% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 45,322 497 — 497
Total United States 5,411
Total Centrally Cleared Zero-Coupon Inflation
Swaps (593)
Total Centrally Cleared Swaps 2,849
Net payments (receipts) of variation margin to date (3,052)
Variation margin receivable (payable) on centrally cleared swaps $ (203)
*
Credit ratings as of September 30, 2025. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 12/5/25 USD 78,671 MYR 329,429 $ 257
Bank of America 12/5/25 USD 28,029 PHP 1,604,574 577
Barclays Bank 10/24/25 CAD 1,675 USD 1,227 (22)
BNP Paribas 10/16/25 TRY 499,291 USD 11,397 449
BNP Paribas 10/24/25 JPY 7,936,924 USD 54,020 (206)
BNP Paribas 10/24/25 USD 226,291 EUR 192,416 44
Citibank 10/9/25 KES 1,052,950 USD 8,104 41
Citibank 10/10/25 IDR 249,105,030 USD 14,979 (40)
Citibank 10/10/25 INR 5,873,451 USD 66,184 (85)
Citibank 10/10/25 KZT 4,206,759 USD 7,886 (251)
Citibank 10/10/25 ZMW 168,245 USD 7,076 (71)
Citibank 10/17/25 USD 70,830 RSD 7,087,934 (167)
Citibank 10/24/25 ARS 11,574,657 USD 8,400 (777)
Citibank 10/24/25 CAD 1,461 USD 1,070 (19)
Citibank 10/24/25 USD 2,294 CAD 3,136 38
Citibank 10/24/25 USD 46,044 GBP 34,106 169
Citibank 11/7/25 NGN 25,722,793 USD 16,505 730
Citibank 11/14/25 USD 21,986 RSD 2,236,474 (415)
Citibank 12/5/25 UAH 88,573 USD 2,105 9
Citibank 12/11/25 EGP 280,836 USD 5,570 102
Citibank 1/9/26 USD 64,257 INR 5,736,507 95
Citibank 1/15/26 USD 14,926 IDR 249,105,030 43
Citibank 3/12/26 EGP 280,836 USD 5,347 126
Deutsche Bank 11/7/25 CLP 37,636,213 USD 38,626 526
Deutsche Bank 11/7/25 UAH 337,034 USD 7,843 259
Deutsche Bank 12/2/25 USD 226,764 BRL 1,268,391 (8,047)
Goldman Sachs 10/10/25 USD 20,425 IDR 333,473,936 426
Goldman Sachs 10/17/25 CZK 70,743 USD 3,374 39
Goldman Sachs 10/17/25 USD 45,315 MXN 835,757 (236)
Goldman Sachs 10/24/25 USD 1,403 EUR 1,193 —
Goldman Sachs 10/24/25 USD 52,397 NZD 88,150 1,243
Goldman Sachs 12/2/25 BRL 21,102 USD 3,823 84
Goldman Sachs 12/2/25 BRL 96,784 USD 17,937 (20)
Goldman Sachs 12/4/25 USD 163,267 THB 5,285,746 (698)
Goldman Sachs 12/5/25 USD 2,571 COP 10,445,793 (71)
HSBC Bank 10/10/25 IDR 84,368,906 USD 5,054 6
HSBC Bank 10/10/25 INR 2,786,644 USD 31,392 (31)
HSBC Bank 10/24/25 USD 1,486 EUR 1,266 (2)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 10/24/25 USD 309,588 JPY 45,279,912 $ 2,581
HSBC Bank 11/7/25 USD 62,742 CLP 61,313,096 (1,039)
HSBC Bank 1/9/26 USD 31,215 INR 2,786,644 46
HSBC Bank 1/15/26 USD 5,035 IDR 84,368,906 (6)
JPMorgan Chase 10/24/25 GBP 7,193 USD 9,687 (12)
Standard Chartered 10/24/25 USD 2,170 EUR 1,842 4
State Street 10/17/25 USD 5,348 CZK 111,863 (49)
State Street 10/24/25 USD 10,889 JPY 1,600,559 37
Toronto-Dominion Bank 10/24/25 USD 801 EUR 681 —
UBS Investment Bank 10/10/25 USD 100,771 INR 8,660,096 3,311
UBS Investment Bank 10/17/25 USD 68,798 MXN 1,267,751 (298)
UBS Investment Bank 10/24/25 NZD 352 USD 211 (7)
UBS Investment Bank 10/24/25 USD 179,484 NZD 297,140 7,052
UBS Investment Bank 12/5/25 USD 56,514 COP 230,727,821 (1,825)
Wells Fargo 10/17/25 USD 21,684 MXN 411,966 (770)
Wells Fargo 11/21/25 AUD 31,276 USD 20,327 382
Net unrealized gain (loss) on open forward
currency exchange contracts $ 3,512

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 584 Euro BTP contracts 12/25 (82,168) $ (827)
Short, 1,237 Euro OAT contracts 12/25 (176,236) (1,617)
Long, 1,036 Republic of South Korea ten year
bond contracts 12/25 86,672 (1,110)
Short, 3,350 U.S. Treasury Notes ten year
contracts 12/25 (376,875) 1,400
Short, 3,875 Ultra U.S. Treasury Bonds contracts 12/25 (465,242) (8,058)
Short, 1,122 Ultra U.S. Treasury Notes ten year
contracts 12/25 (129,118) (453)
Net payments (receipts) of variation margin to date 12,210
Variation margin receivable (payable) on open futures contracts $ 1,545

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 6,736++
Totals $ —# $ — $ 6,736+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 187,400  ¤  ¤ $ 260,163
Total $ 260,163^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6,736 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $260,163.

T. ROWE PRICE Dynamic Global Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Global Bond
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dynamic Global Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Dynamic Global Bond Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE Dynamic Global Bond Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Dynamic Global Bond Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,597,604 $ — $ 3,597,604
Asset-Backed Securities — 57,907 4,114 62,021
Common Stocks — 1,103 — 1,103
Non-U.S. Government
Mortgage-Backed Securities — 29,863 7,087 36,950
Private Investment Company
2
— — — 15,693
Short-Term Investments 195,870 137,870 — 333,740
Securities Lending Collateral 64,293 — — 64,293
Options Purchased 3,677 9,311 — 12,988
Total Securities 263,840 3,833,658 11,201 4,124,392
Swaps* — 12,864 — 12,864
Forward Currency Exchange
Contracts — 18,676 — 18,676
Futures Contracts* 1,400 — — 1,400
Total $ 265,240 $ 3,865,198 $ 11,201 $ 4,157,332
Liabilities
Swaps* $ — $ 36,082 $ — $ 36,082
Forward Currency Exchange
Contracts — 15,164 — 15,164
Futures Contracts* 12,065 — — 12,065
Total $ 12,065 $ 51,246 $ — $ 63,311
1
Includes Bank Loans, Convertible Bonds, Corporate Bonds, Government Bonds,
Municipal Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

T. ROWE PRICE Dynamic Global Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F35-054Q3 09/25
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.